Document And Entity Information	Sep. 30, 2021
Document Information [Line Items]
Entity, Registrant Name	HOVNANIAN ENTERPRISES, INC.
Document, Type	8-K
Document, Period End Date	Sep. 30, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-8551
Entity, Tax Identification Number	22-1851059
Entity, Address, Address Line One	90 Matawan Road
Entity, Address, Address Line Two	Fifth Floor
Entity, Address, City or Town	Matawan
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07747
City Area Code	732
Local Phone Number	747-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000357294
ClassACommonStock001ParValuePerShare Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	HOV
Security Exchange Name	NYSE
PreferredStockPurchaseRights1 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights (1)
Trading Symbol	N/A
Security Exchange Name	NYSE
DepositarySharesEachRepresenting11000thOfAShareOf7625SeriesAPreferredStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares each representing 1/1,000th of a share of 7.625% Series A Preferred Stock
Trading Symbol	HOVNP
Security Exchange Name	NASDAQ